Income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Income before taxes	$ 26,137	$ 9,878	$ 8,940
Continuing operations [member]
Statement [line items]
Income before taxes	26,137	9,878	8,940
Continuing operations [member] | Switzerland
Statement [line items]
Income before taxes	22,028	9,786	8,097
Continuing operations [member] | Foreign
Statement [line items]
Income before taxes	$ 4,109	$ 92	843
Discontinued operations [member]
Statement [line items]
Income before taxes			$ 58